SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS
                          OF EACH OF THE LISTED FUNDS:

                                ----------------


DWS Pacific Opportunities Fund                 DWS Tax-Free Money Fund

Investors Cash Trust: Government               Cash Reserve Fund, Inc.: Treasury
   & Agency Securities Portfolio                  Series

DWS Government & Agency Money Fund             Treasury Money Fund --
                                                  Institutional Class
Cash Reserve Fund, Inc.: Tax-Free
   Series                                      DWS U.S. Treasury Money Fund

Tax Free Money Fund Investment                 Treasury Money Fund Investment

DWS Tax-Exempt Money Fund                      Tax-Exempt New York
                                                  Money Market Fund

                                               DWS Cash Investment Trust


Deutsche Asset Management ("DeAM"), is proposing the following mergers as part of DeAM's initiative to restructure and streamline the family of DWS funds. In the chart below the Acquired Funds on the left are proposed to be merged into the Acquiring Funds on the right.

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Acquired Funds                                                   Acquiring Funds
------------------------------------------------------------------------------------------------------------------------------------
DWS Pacific Opportunities Fund                                   DWS International Fund
------------------------------------------------------------------------------------------------------------------------------------
Investors Cash Trust: Government & Agency Securities Portfolio   Cash Account Trust: Government & Agency Securities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
DWS Government & Agency Money Fund                               Cash Account Trust: Government & Agency Securities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Cash Reserve Fund, Inc.: Tax-Free Series                         Cash Account Trust: Tax-Exempt Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Tax Free Money Fund Investment                                   Cash Account Trust: Tax-Exempt Portfolio
------------------------------------------------------------------------------------------------------------------------------------
DWS Tax-Exempt Money Fund                                        Cash Account Trust: Tax-Exempt Portfolio
------------------------------------------------------------------------------------------------------------------------------------
DWS Tax-Free Money Fund                                          Cash Account Trust: Tax-Exempt Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Cash Reserve Fund, Inc.: Treasury Series                         Investors Cash Trust: Treasury Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Treasury Money Fund -- Institutional Class                       Investors Cash Trust: Treasury Portfolio
------------------------------------------------------------------------------------------------------------------------------------
DWS U.S. Treasury Money Fund                                     Investors Cash Trust: Treasury Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Treasury Money Fund Investment                                   Investors Cash Trust: Treasury Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt New York Money Market Fund                            NY Tax Free Money Fund Investment
------------------------------------------------------------------------------------------------------------------------------------
DWS Cash Investment Trust                                        DWS Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------

Completion of each merger is subject to a number of conditions, including final approval by each Fund's Board and approval by shareholders of the Acquired Fund at a shareholder meeting expected to be held during the fourth quarter of 2006. Prior to the shareholder meeting, shareholders of each Acquired Fund will receive (i) a Prospectus/Proxy Statement describing in detail the proposed merger and summarizing the Board's considerations in recommending that shareholders approve the merger, (ii) a proxy card(s) and instructions on how to submit a vote and (iii) a Prospectus for the applicable Acquiring Fund.







               Please Retain This Supplement for Future Reference




                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

July 26, 2006
DMF-3602